Investment in Associate - Schedule of Investment in associate, Continuity of Investment in Associate (Details) - Freedom Carbon Solutions [Member]	12 Months Ended
Jul. 31, 2025 USD ($)
Investment Company, Change in Net Assets [Line Items]
Balance
Investment by the Company	1,220,000
Company’s share of loss	(512,011)
Balance	$ 707,989